Income Taxes - Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax liabilities, beginning of the year	$ 1,169,028	$ 0
Increase related to current year tax positions	480,911	1,169,028
Unrecognized tax liabilities, end of year	$ 1,649,939	$ 1,169,028